Commitments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [Line Items]
Revenue From Rendering Of services	$ 4,589	$ 6,942
Right of use Assets	505		$ 562	$ 674
Depreciation Right of use Assets	56	56
Interest expense on lease liabilities	23	26
Current lease liabilities	283		208
Non current Lease Liabilities	420		$ 469
Time charters leases
Disclosure of detailed information about property, plant and equipment [Line Items]
Revenue From Rendering Of services	4,246	4,495
Operating lease income	$ 343	$ 2,447